Long-Term Debt	12 Months Ended
Jan. 03, 2021
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
Long-term debt at January 3, 2021 and December 29, 2019, consisted of the following:

	January 3, 2021	December 29, 2019
Term loan facility	$75,000	$—
Revolving credit facility	—	75,000
Finance leases	919	938
	75,919	75,938
Less: current portion of long-term debt	(816)	(44)
Less: unamortized discount and debt issuance costs	(3,515)	—
	$71,588	$75,894
New Senior Credit Facility. On November 23, 2020, the Company terminated its former senior secured revolving credit facility, referred to as the "former senior credit facility," and entered into a new senior secured credit facility among the Company and the lenders, which is referred to as the "new senior credit facility." The new senior credit facility is comprised of a term loan facility (the "term loan facility") of $75.0 million and a revolving credit facility (the "revolving credit facility") of up to $10.0 million and matures on November 23, 2025. The new senior credit facility also provides for potential incremental term loan borrowing increases of up to $37.5 million in the aggregate, subject to, among other items, compliance with a minimum Total Leverage Ratio and other terms specified in the new senior credit facility. On January 3, 2021, there were $75.0 million in outstanding borrowings, subject to an original issue discount, under the term loan facility and no borrowings under the revolving credit facility.
Under the new senior credit facility, the Company must repay the unpaid principal amount of the term loan facility quarterly which commences on March 31, 2021, in an amount equal to 0.25% of the aggregate principal amount of the term loan facility on the effective date of the new senior credit facility, resulting in annual mandatory principal repayments of $0.8 million.
The new senior credit facility provides that the Company must maintain minimum Liquidity (as defined in the new senior credit facility) of $20.0 million (the "Liquidity Threshold") until January 3, 2022. The new senior credit facility also provides that the Company is not required to be in compliance with the Total Leverage Ratio under the new senior credit facility until January 3, 2022, or the date in which Liquidity is less than the Liquidity Threshold. The Company will be permitted to exercise equity cure rights with respect to compliance with the Total Leverage Ratio subject to certain restrictions as set forth in the new senior credit facility.
Borrowings under the new senior credit facility bear interest at a rate per annum, at the Company's option, equal to either (all terms as defined in the new senior credit facility):
1)    the Base Rate plus the Applicable Margin of 6.75% with a minimum Base Rate of 2.00%, or
2)    the LIBOR (or Benchmark Replacement) Rate plus the Applicable Margin of 7.75%, with a minimum LIBOR (or Benchmark Replacement) Rate of 1.00%.
In addition, the new senior credit facility requires the Company to pay a commitment fee of 0.50% per annum on the daily amount of the unused portion of the revolving credit facility.
The outstanding borrowings under the revolving credit facility are prepayable without penalty or premium (other than customary breakage costs). The outstanding borrowings under the term loan facility are voluntarily prepayable by the Company, and the new senior credit facility requires that proceeds received when certain prepayment events (as defined in the new senior credit facility) occur must be used to reduce the outstanding revolver and term loan borrowings under the new senior credit facility. Voluntary and mandatory prepayments of the term loan facility are subject to payment of an Applicable Premium as defined under the new senior credit facility.
The Company's new senior credit facility contains customary default provisions, including without limitation, a cross default provision pursuant to which it is an event of default under this facility if there is a default under any of the Company's indebtedness having an outstanding principal amount in excess of $5.0 million which results in the acceleration of such indebtedness prior to its stated maturity or is caused by a failure to pay principal when due.
The new senior credit facility contains certain covenants, including, without limitation, those limiting the Company's ability to, among other things, incur indebtedness, incur liens, sell or acquire assets or businesses, change the character of its business in any material respects, engage in transactions with related parties, make certain investments, make certain restricted payments or pay dividends.
The Company's obligations under the new senior credit facility are secured by all of the Company's and its subsidiaries assets (including a pledge of all of the capital stock and equity interests of our subsidiaries).
Under the new senior credit facility, the lenders may terminate their obligation to advance and may declare the unpaid balance of borrowings, or any part thereof, immediately due and payable upon the occurrence and during the continuance of customary defaults which include, without limitation, payment default, covenant defaults, bankruptcy type defaults, defaults on other indebtedness, certain judgments or upon the occurrence of a change of control (as specified in the new senior credit facility).
As of January 3, 2021, the Company was in compliance with the financial covenants under its new senior credit facility. At January 3, 2021, $10.0 million was available for borrowing under the revolving credit facility.
At January 3, 2021, principal payments required on borrowings under the new senior credit facility over each of the following five years are as follows:

Term Loan
2021	$750
2022	750
2023	750
2024	750
2025	72,000
Total	$75,000
Interest expense on the Company's long-term debt, was $4.7 million, $3.7 million and $3.9 million, of which $4.5 million, $3.5 million, and $3.7 million was included in income (loss) from discontinued operations, for the years ended January 3, 2021; December 29, 2019; and December 30, 2018, respectively.
Former Amended Senior Credit Facility. On July 10, 2020, the Company entered into the Second Amendment to Credit Agreement (the former credit agreement as amended, the "former amended senior credit facility") among the Company and a syndicate of lenders. The former amended senior credit facility was scheduled to mature on November 30, 2022. The former amended senior credit facility included adjustments to the Adjusted Leverage Ratio and Fixed Charge Coverage Ratio (each as amended and defined in the former amended senior credit facility) that were more reflective of the then-current sales and profit trends. Until its termination in November 2020, the only applicable financial covenants under the Company's former amended senior credit facility that required compliance were a minimum liquidity covenant and a maximum capital expenditure covenant discussed below. The former amended senior credit facility reduced the aggregate maximum commitments available for revolving credit borrowings (including standby letters of credit) under the former amended senior credit facility from $150.0 million to $95.0 million in a phased reduction beginning with a $30.0 million permanent reduction that occurred on July 10, 2020. The former amended senior credit facility was terminated on November 23, 2020 and replaced with the new senior credit facility discussed above.
The former amended senior credit facility provided that the Company was not required to be in compliance with the Adjusted Leverage Ratio and Fixed Charge Coverage Ratio under the former amended senior credit facility from July 10, 2020 through April 3, 2021. The former amended senior credit facility also provided that the Company maintain minimum liquidity (as defined and provided in the former amended senior credit facility, generally unrestricted cash plus available borrowings under the former amended senior credit facility).
Borrowings under the former amended senior credit facility bore interest at a rate per annum, at the Company's option, equal to either (all terms as defined in the former amended senior credit facility):
1)    the Alternate Base Rate plus the Applicable Rate of 4.00% with a minimum Alternate Base Rate of 2.00%, or
2)    the Adjusted LIBOR Rate plus the Applicable Rate of 5.00% with a minimum Adjusted LIBOR Rate of 1.00%.
In addition, the former amended senior credit facility required the Company to pay (i) a commitment fee of 0.50% per annum on the daily amount of the unused portion of the facility and (ii) a letter of credit participation fee based on the applicable LIBOR margin and the dollar amount of outstanding letters of credit.
Former Senior Credit Facility. The former senior credit facility was entered into in November 2017, provided for aggregate revolving credit borrowings of up to $150.0 million (including up to $15.0 million available for letters of credit) and was scheduled to mature on November 30, 2022. The former senior credit facility also provided for potential incremental increases of up to $50.0 million to the revolving credit borrowings available under the former senior credit facility. The former senior secured credit facility was amended on July 10, 2020 before being terminated on November 23, 2020 and replaced with the new senior credit facility discussed above.
Borrowings under the former senior credit facility bore interest at a per annum rate, at the Company's option, equal to either (all terms as defined in the former senior credit facility agreement):
1)     the Alternate Base Rate plus the applicable margin of 0.75% to 1.50% based on the Company's Adjusted Leverage Ratio, or
2)     the LIBOR Rate plus the applicable margin of 1.75% to 2.50% based on the Company's Adjusted Leverage Ratio.
In addition, the former senior credit facility required the Company to pay (i) a commitment fee based on the applicable Commitment Fee rate of 0.25% to 0.35%, based on the Company's Adjusted Leverage Ratio and the unused portion of the facility and (ii) a letter of credit participation fee based on the applicable LIBOR margin and the dollar amount of outstanding letters of credit.
The Company recognized a loss on extinguishment of debt totaling $1.2 million for unamortized deferred financing costs related to the capacity reduction and termination of its former senior credit facility included in income (loss) from discontinued operations for the year ended January 3, 2021.